INVESTMENT LOSS	12 Months Ended
Dec. 31, 2017
INVESTMENT LOSS [Abstract]
INVESTMENT LOSS
25.	Investment Loss

Investment loss consists of the gain (loss) from the following investments:

in millions of $	For the year ended December 31,
	2015	2016	2017

Loss on disposal of Nantong Hanwha PV-Tech Energy Co., Ltd.	(1.6)	-	-
Gain on liquidation of Hanwha Solar Australia Pty Ltd.	0.3	-	-
Loss on disposal of Bourton Renewables Limited	-	-	(0.1)
Loss on disposal of Harelaw Renewables Limited	-	-	(0.0)
Loss on disposal of High Ercall Renewables Limited	-	-	(0.1)
Loss on disposal of Solarpark HZBG Infrastruktur GmbH &; Co. KG	-	-	(0.0)
Loss on disposal of Solarpark NSTR Infrastruktur GmbH &; Co. KG	-	-	(0.0)

	(1.3)	-	(0.2)

On May 27, 2015, Nantong Hanwha PV-Tech Energy Co., Ltd., a wholly owned subsidiary of the Group, was sold to a third party company with total consideration of $1.0 million, and the Group recognized $1.6 million of investment loss for the disposal.

On November 30, 2015, Hanwha Solar Australia Pty Ltd., a wholly owned subsidiary of the Group, applied for liquidation, and the Group recognized $0.3 million of investment gain upon liquidation.

In 2017, Hanwha Q CELLS GmbH liquidated Bourton Renewables Limited, Harelaw Renewables Limited, High Ercall Renewables Limited, Solarpark HZBG Infrastruktur GmbH &; Co. KG, Solarpark NSTR Infrastruktur GmbH &; Co. KG as its management determined that it was more probable than not that these investments are not recoverable.